UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811- 7994

Salomon Brothers Global Partners Income Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place, 4th Fl. Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-725-6666

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2006

ITEM 1.          SCHEDULE OF INVESTMENTS

SALOMON BROTHERS GLOBAL PARTNERS

INCOME FUND INC.

FORM N-Q

MAY 31, 2006

Salomon Brothers Global Partners Income Fund Inc.

Schedule of Investments (unaudited)	May 31, 2006

Face Amount	Security(a)	Value
CORPORATE BONDS & NOTES — 56.4%
Aerospace & Defense — 0.9%
$275,000	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$270,531
	DRS Technologies Inc., Senior Subordinated Notes:
675,000	6.875% due 11/1/13	664,875
65,000	6.625% due 2/1/16	63,375
750,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	768,750
450,000	Sequa Corp., Senior Notes, 9.000% due 8/1/09	480,375
180,000	TransDigm Inc., Senior Subordinated Notes, 8.375% due 7/15/11	191,700
	Total Aerospace & Defense	2,439,606
Airlines — 0.3%
275,000	American Airlines Inc., Pass-Through Certificates, Series 2001-02, Class C, 7.800% due 10/1/06	275,744
	Continental Airlines Inc., Pass-Through Certificates:
61,582	Series 1998-1, Class C, 6.541% due 9/15/08	58,273
232,162	Series 2000-2, Class C, 8.312% due 4/2/11	220,454
265,000	Series 2001-2, Class D, 7.568% due 12/1/06	264,462
	Total Airlines	818,933
Auto Components — 0.6%
335,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	323,275
300,000	Tenneco Automotive Inc., Senior Secured Notes, Series B, 10.250% due 7/15/13	331,500
	TRW Automotive Inc.:
284,000	Senior Notes, 9.375% due 2/15/13	307,430
49,000	Senior Subordinated Notes, 11.000% due 2/15/13	54,513
460,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10	430,100
	Total Auto Components	1,446,818
Automobiles — 1.7%
	Ford Motor Co.:
175,000	Debentures, 8.900% due 1/15/32	139,125
4,450,000	Notes, 7.450% due 7/16/31	3,248,500
125,000	Senior Notes, 4.950% due 1/15/08	117,217
	General Motors Corp., Senior Debentures:
200,000	8.250% due 7/15/23	151,500
1,030,000	8.375% due 7/15/33	786,662
	Total Automobiles	4,443,004
Building Products — 1.0%
1,250,000	Associated Materials Inc., Senior Discount Notes, step bond to yield 11.239% due 3/1/14	787,500
155,000	Jacuzzi Brands Inc., Secured Notes, 9.625% due 7/1/10	166,625
1,100,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	1,111,000
650,000	Ply Gem Industries Inc., Senior Subordinated Notes, 9.000% due 2/15/12	615,875
	Total Building Products	2,681,000
Capital Markets — 0.4%
423,000	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	466,357
435,000	E*TRADE Financial Corp., Senior Notes, 7.375% due 9/15/13	442,613
	Total Capital Markets	908,970
Chemicals — 2.4%
375,000	Airgas Inc., Senior Subordinated Notes, 9.125% due 10/1/11	395,625
370,000	Chemtura Corp., 6.875% due 6/1/16	360,750

See Notes to Schedule of Investments.

Salomon Brothers Global Partners Income Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2006

Face Amount	Security(a)	Value
Chemicals — 2.4% (continued)
$500,000	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	$543,750
685,000	Huntsman International LLC, Senior Subordinated Notes, 10.125% due 7/1/09	700,413
100,000	IMC Global Inc., Senior Notes, 10.875% due 8/1/13	113,750
525,000	Innophos Inc., Senior Subordinated Notes, 8.875% due 8/15/14	536,813
	Lyondell Chemical Co., Senior Secured Notes:
147,000	9.500% due 12/15/08	153,431
325,000	11.125% due 7/15/12	359,125
450,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	493,875
790,000	Millennium America Inc., Senior Notes, 9.250% due 6/15/08	822,587
1,130,000	Montell Finance Co. BV, 8.100% due 3/15/27 (b)	1,057,962
	Rhodia SA:
223,000	Senior Notes, 10.250% due 6/1/10	246,136
516,000	Senior Subordinated Notes, 8.875% due 6/1/11	523,740
	Total Chemicals	6,307,957
Commercial Banks — 0.5%
1,420,000	Russian Agricultural Bank, Notes, 7.175% due 5/16/13 (b)	1,423,550
Commercial Services & Supplies — 1.2%
275,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	277,750
	Allied Waste North America Inc.:
	Senior Notes, Series B:
200,000	9.250% due 9/1/12	214,250
175,000	7.250% due 3/15/15	172,156
785,000	Senior Secured Notes, Series B, 7.375% due 4/15/14	759,487
350,000	Brand Services Inc., Senior Notes, 12.000% due 10/15/12	399,438
	Cenveo Corp.:
125,000	Senior Notes, 9.625% due 3/15/12	133,828
475,000	Senior Subordinated Notes, 7.875% due 12/1/13	460,750
700,000	DI Finance/DynCorp International LLC, Senior Subordinated Notes, 9.500% due 2/15/13	736,750
105,000	NationsRent Inc., Senior Subordinated Notes, 9.500% due 5/1/15	112,875
2,000,000	Safety-Kleen Services Inc., Senior Subordinated Notes, 9.250% due 6/1/08 (c)(d)	2,000
	Total Commercial Services & Supplies	3,269,284
Communications Equipment — 0.6%
1,725,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	1,511,531
Computers & Peripherals — 0.5%
	SunGard Data Systems Inc.:
475,000	Senior Notes, 9.125% due 8/15/13 (b)	500,531
810,000	Senior Subordinated Notes, 10.250% due 8/15/15 (b)	850,500
	Total Computers & Peripherals	1,351,031
Consumer Finance — 2.4%
	Ford Motor Credit Co., Notes:
945,000	6.625% due 6/16/08	895,408
100,000	7.875% due 6/15/10	92,340
830,000	7.000% due 10/1/13	716,956
	General Motors Acceptance Corp.:
3,600,000	Bonds, 8.000% due 11/1/31	3,390,264
1,300,000	Notes, 6.875% due 8/28/12	1,209,880
	Total Consumer Finance	6,304,848

See Notes to Schedule of Investments.

Salomon Brothers Global Partners Income Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2006

Face Amount	Security(a)	Value
Containers & Packaging — 1.6%
$525,000	Berry Plastics Corp., Senior Subordinated Notes, 10.750% due 7/15/12	$572,250
645,000	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	661,125
	Graphic Packaging International Corp.:
100,000	Senior Notes, 8.500% due 8/15/11	101,250
650,000	Senior Subordinated Notes, 9.500% due 8/15/13	656,500
7,000	Jefferson Smurfit Corp., Senior Notes, 8.250% due 10/1/12	6,615
	Owens-Brockway Glass Container Inc., Senior Notes:
75,000	8.250% due 5/15/13	76,125
525,000	6.750% due 12/1/14	500,062
175,000	Owens-Illinois Inc., Debentures, 7.500% due 5/15/10	175,000
260,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (b)	261,950
130,000	Pliant Corp., Senior Secured Second Lien Notes, 11.125% due 9/1/09 (d)	137,800
325,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10	206,375
895,000	Stone Container Finance Co. of Canada II, Senior Notes, 7.375% due 7/15/14	805,500
100,000	Tekni-Plex Inc., Senior Subordinated Notes, Series B, 12.750% due 6/15/10	75,250
	Total Containers & Packaging	4,235,802
Diversified Consumer Services — 0.5%
345,000	Education Management LLC/Education Management Corp., Senior Notes, 8.750% due 6/1/14 (b)	346,725
	Hertz Corp.:
450,000	Senior Notes, 8.875% due 1/1/14 (b)	470,250
435,000	Senior Subordinated Notes, 10.500% due 1/1/16 (b)	473,063
	Total Diversified Consumer Services	1,290,038
Diversified Financial Services — 2.5%
	Alamosa Delaware Inc.:
339,000	Senior Discount Notes, 12.000% due 7/31/09	364,425
308,000	Senior Notes, 11.000% due 7/31/10	341,110
675,000	Atlantic Broadband Finance LLC, Senior Subordinated Notes, 9.375% due 1/15/14	648,000
325,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (b)	313,625
1,870,000	Dow Jones CDX HY, Pass-Through Trust, Series 6-T3, 8.125% due 6/29/11 (b)	1,845,456
600,000	H&E Equipment Services LLC/H&E Finance Corp., Senior Notes, 11.125% due 6/15/12	663,000
285,000	Hughes Network Systems LLC/HNS Finance Corp., Senior Notes, 9.500% due 4/15/14 (b)	289,275
300,000	Nell AF SARL, Senior Notes, 8.375% due 8/15/15 (b)	297,750
490,854	Targeted Return Index Securities (TRAINS), Secured Notes, Series HY-2005-1, 7.651% due 6/15/15 (b)	489,784
50,000	UCAR Finance Inc., 10.250% due 2/15/12	53,500
1,000,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 9.981% due 10/1/15	740,000
375,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	386,250
	Total Diversified Financial Services	6,432,175
Diversified Telecommunication Services — 3.1%
	Cincinnati Bell Inc.:
495,000	7.000% due 2/15/15	481,387
50,000	Senior Subordinated Notes, 8.375% due 1/15/14	50,750
445,000	Citizens Communications Co., Senior Notes, 9.000% due 8/15/31	469,475
460,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, Series B, 12.500% due 5/1/15	495,075
600,000	Insight Midwest LP/Insight Capital Inc., Senior Notes, 10.500% due 11/1/10	632,250
	Intelsat Ltd.:
230,000	Notes, 7.625% due 4/15/12	192,625

See Notes to Schedule of Investments.

Salomon Brothers Global Partners Income Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2006

Face Amount	Security(a)	Value
Diversified Telecommunication Services — 3.1% (continued)
$450,000	Senior Discount Notes, step bond to yield 9.253% due 2/1/15 (b)	$327,375
	Intelsat Subsidiary Holding Co., Ltd., Senior Notes:
225,000	9.614% due 1/15/12 (e)	229,219
70,000	8.625% due 1/15/15	71,225
340,000	Nordic Telephone Co. Holdings, Senior Notes, 8.875% due 5/1/16 (b)	352,750
195,000	PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	203,288
	Qwest Communications International Inc., Senior Notes:
60,000	7.500% due 2/15/14	60,000
285,000	Series B, 7.500% due 2/15/14	283,575
	Qwest Corp.:
	Debentures:
145,000	7.500% due 6/15/23	139,200
1,460,000	6.875% due 9/15/33	1,293,925
995,000	Notes, 8.875% due 3/15/12	1,072,112
800,000	Southwestern Bell Telephone Co., Debentures, 7.000% due 11/15/27	780,526
845,000	Telcordia Technologies Inc., Senior Subordinated Notes, 10.000% due 3/15/13 (b)	800,637
75,000	Wind Acquisition Finance SA, 10.750% due 12/1/15 (b)	81,188
	Total Diversified Telecommunication Services	8,016,582
Electric Utilities — 1.3%
	Edison Mission Energy, Senior Notes:
50,000	10.000% due 8/15/08	54,437
1,100,000	7.730% due 6/15/09	1,127,500
300,000	9.875% due 4/15/11	352,875
204,696	Midwest Generation LLC, Pass-Through Certificates, Series B, 8.560% due 1/2/16	219,664
950,000	Mirant Americas Generation LLC, Senior Notes, 9.125% due 5/1/31 (d)	966,625
	Reliant Energy Inc., Senior Secured Notes:
725,000	9.250% due 7/15/10	734,969
65,000	9.500% due 7/15/13	65,975
	Total Electric Utilities	3,522,045
Energy Equipment & Services — 0.2%
507,000	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14	512,070
Food Products — 1.0%
250,000	Ahold Finance USA Inc., Notes, 8.250% due 7/15/10	263,125
500,000	Del Monte Corp., Senior Subordinated Notes, 8.625% due 12/15/12	523,750
	Doane Pet Care Co.:
100,000	Senior Notes, 10.750% due 3/1/10	109,280
300,000	Senior Subordinated Notes, 10.625% due 11/15/15	374,499
800,000	Dole Food Co. Inc., Senior Notes, 7.250% due 6/15/10	752,000
625,000	Pinnacle Foods Holding Corp., Senior Subordinated Notes, 8.250% due 12/1/13	617,187
	Total Food Products	2,639,841
Health Care Providers & Services — 2.6%
600,000	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	643,500
855,000	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	837,900
210,000	Extendicare Health Services Inc., Senior Notes, 9.500% due 7/1/10	220,500
	HCA Inc.:
400,000	Debentures, 7.500% due 12/15/23	378,266
	Notes:
875,000	6.375% due 1/15/15	833,287
125,000	6.500% due 2/15/16	118,869
125,000	7.690% due 6/15/25	119,289

See Notes to Schedule of Investments.

Salomon Brothers Global Partners Income Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2006

Face Amount	Security(a)	Value
Health Care Providers & Services — 2.6% (continued)
$975,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	$990,844
	Tenet Healthcare Corp., Senior Notes:
750,000	7.375% due 2/1/13	697,500
1,000,000	9.875% due 7/1/14	1,022,500
370,000	6.875% due 11/15/31	303,400
725,000	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	705,969
	Total Health Care Providers & Services	6,871,824
Hotels, Restaurants & Leisure — 4.0%
650,000	AMF Bowling Worldwide Inc., Senior Subordinated Notes, 10.000% due 3/1/10	669,500
400,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	388,000
425,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.875% due 9/15/08	450,500
125,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	126,875
325,000	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19 (b)	324,187
675,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	695,250
575,000	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14	569,250
550,000	Hilton Hotels Corp., Notes, 7.625% due 12/1/12	576,408
500,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	537,500
700,000	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	682,500
265,000	Kerzner International Ltd., Senior Subordinated Notes, 6.750% due 10/1/15	280,900
550,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	519,750
	MGM MIRAGE Inc., Senior Notes:
400,000	6.750% due 9/1/12	395,000
300,000	6.625% due 7/15/15	286,500
	Mohegan Tribal Gaming Authority, Senior Subordinated Notes:
375,000	7.125% due 8/15/14	367,500
375,000	6.875% due 2/15/15	360,000
700,000	Penn National Gaming Inc., Senior Subordinated Notes, 6.750% due 3/1/15	672,875
675,000	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	688,500
40,000	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11	42,900
525,000	Sbarro Inc., Senior Notes, 11.000% due 9/15/09	532,875
700,000	Starwood Hotels & Resorts Worldwide Inc., Senior Notes, 7.875% due 5/1/12	743,750
	Station Casinos Inc., Senior Subordinated Notes:
475,000	6.500% due 2/1/14	456,000
150,000	6.875% due 3/1/16	145,688
125,000	6.625% due 3/15/18	116,875
	Total Hotels, Restaurants & Leisure	10,629,083
Household Durables — 1.0%
55,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	56,100
50,000	Beazer Homes USA Inc., Senior Notes, 6.875% due 7/15/15	47,500
1,250,000	Holt Group Inc., Senior Notes, 9.750% due 1/15/49 (c)(d)(f)	0
675,000	Interface Inc., Senior Subordinated Notes, 9.500% due 2/1/14	703,687
465,000	K Hovnanian Enterprises, Senior Notes, 7.500% due 5/15/16	448,638
145,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	151,525
260,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.503% due 9/1/12	219,700
600,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	627,000
374,000	Tempur-Pedic Inc./Tempur Production USA Inc., Senior Subordinated Notes, 10.250% due 8/15/10	398,310
	Total Household Durables	2,652,460

See Notes to Schedule of Investments.

Salomon Brothers Global Partners Income Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2006

Face Amount	Security(a)	Value
Household Products — 0.4%
	Nutro Products Inc.:
$75,000	Senior Notes, 9.230% due 10/15/13 (b)(e)	$76,313
165,000	Senior Subordinated Notes, 10.750% due 4/15/14 (b)	169,537
	Spectrum Brands Inc., Senior Subordinated Notes:
480,000	8.500% due 10/1/13	420,000
7,000	7.375% due 2/1/15	5,723
325,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13 (b)	321,750
	Total Household Products	993,323
Independent Power Producers & Energy Traders — 2.1%
110,000	AES China Generating Co., Ltd., Class A, 8.250% due 6/26/10	110,301
	AES Corp.:
130,000	Secured Notes, 9.000% due 5/15/15 (b)	141,375
	Senior Notes:
400,000	8.750% due 6/15/08	419,000
175,000	9.500% due 6/1/09	188,125
300,000	9.375% due 9/15/10	326,250
90,000	8.875% due 2/15/11	96,188
400,000	7.750% due 3/1/14	412,000
375,000	Calpine Generating Co. LLC, Senior Secured Notes, 14.120% due 4/1/11 (d)(e)	397,500
	Dynegy Holdings Inc., Senior Debentures:
800,000	7.125% due 5/15/18	716,000
750,000	7.625% due 10/15/26	671,250
	Edison Mission Energy, Senior Notes:
70,000	7.500% due 6/15/13 (b)	69,650
460,000	7.750% due 6/15/16 (b)	457,700
	NRG Energy Inc., Senior Notes:
275,000	7.250% due 2/1/14	275,687
1,255,000	7.375% due 2/1/16	1,259,706
	Total Independent Power Producers & Energy Traders	5,540,732
Industrial Conglomerates — 0.2%
392,000	Koppers Inc., Senior Notes, 9.875% due 10/15/13	433,160
500,000	Moll Industries Inc., Senior Subordinated Notes, 10.500% due 7/1/08 (c)(d)(f)	0
	Total Industrial Conglomerates	433,160
Insurance — 0.1%
250,000	Crum & Forster Holdings Corp., Senior Notes, 10.375% due 6/15/13	262,500
Internet & Catalog Retail — 0.3%
656,000	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	652,720
Machinery — 0.8%
	Case New Holland Inc., Senior Notes:
300,000	9.250% due 8/1/11	320,250
50,000	7.125% due 3/1/14 (b)	48,750
325,000	Invensys PLC, Senior Notes, 9.875% due 3/15/11 (b)	354,250
200,000	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	219,500
625,000	Mueller Holdings Inc., Discount Notes, step bond to yield 13.858% due 4/15/14	528,125
700,000	Terex Corp., Senior Subordinated Notes, Series B, 10.375% due 4/1/11	741,125
	Total Machinery	2,212,000
Media — 7.3%
715,000	Affinion Group Inc., 10.125% due 10/15/13 (b)	743,600
	AMC Entertainment Inc.:

See Notes to Schedule of Investments.

Salomon Brothers Global Partners Income Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2006

Face Amount	Security(a)	Value
Media — 7.3% (continued)
$710,000	Senior Subordinated Notes, 11.000% due 2/1/16 (b)	$770,350
80,000	Series B, 8.625% due 8/15/12	82,800
525,895	CanWest Media Inc., Senior Subordinated Notes, 8.000% due 9/15/12	532,469
1,050,000	CCH I Holdings LLC, Senior Accreting Notes, Step bond to yield 17.231% due 1/15/14	693,000
619,000	CCH I Holdings LLC/CCH I Holdings Capital Corp., Senior Accreting Notes, 9.920% due 4/1/14	380,685
711,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	615,015
	Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp., Senior Notes:
140,000	9.625% due 11/15/09	108,150
80,000	10.250% due 9/15/10	80,200
220,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Notes, 8.625% due 4/1/09	170,500
300,000	Charter Communications Operating LLC, Second Lien Senior Notes, 8.375% due 4/30/14 (b)	300,750
115,000	CMP Susquehanna Corp., Senior Subordinated Notes, 9.875% due 5/15/14 (b)	112,412
	CSC Holdings Inc.:
	Debentures:
15,000	7.875% due 2/15/18	15,188
900,000	Series B, 8.125% due 8/15/09	927,000
75,000	Senior Debentures, 7.625% due 7/15/18	75,000
	Senior Notes:
375,000	6.750% due 4/15/12 (b)	368,906
50,000	Series B, 7.625% due 4/1/11	50,500
225,000	Dex Media East LLC/Dex Media East Finance Co., Senior Notes, 9.875% due 11/15/09	239,625
735,000	Dex Media Inc., Discount Notes, step bond to yield 8.367% due 11/15/13	621,075
635,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	695,325
	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes:
325,000	8.375% due 3/15/13	345,719
825,000	6.375% due 6/15/15	779,625
	EchoStar DBS Corp., Senior Notes:
450,000	6.625% due 10/1/14	426,375
1,100,000	7.125% due 2/1/16 (b)	1,058,750
325,000	Houghton Mifflin Co., Senior Discount Notes, step bond to yield 11.492% due 10/15/13	274,625
300,000	Interep National Radio Sales Inc., Senior Subordinated Notes, Series B, 10.000% due 7/1/08	252,000
120,000	Kabel Deutschland GMBH, Senior Notes, 10.625% due 7/1/14 (b)	129,000
675,000	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	644,625
650,000	LodgeNet Entertainment Corp., Senior Subordinated Notes, 9.500% due 6/15/13	698,750
	Mediacom Broadband LLC/Mediacom Broadband Corp., Senior Notes:
50,000	11.000% due 7/15/13	52,875
50,000	8.500% due 10/15/15	49,000
700,000	Nexstar Finance Inc., Senior Subordinated Notes, 7.000% due 1/15/14	657,125
455,000	Primedia Inc., Senior Notes, 8.875% due 5/15/11	437,937
	R.H. Donnelley Corp.:
	Senior Discount Notes:
100,000	Series A-1, 6.875% due 1/15/13 (b)	92,000
200,000	Series A-2, 6.875% due 1/15/13 (b)	184,000
650,000	Senior Notes, Series A-3, 8.875% due 1/15/16 (b)	656,500
100,000	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (b)	110,500
225,000	R.H. Donnelley Inc., Senior Subordinated Notes, 10.875% due 12/15/12	248,625

See Notes to Schedule of Investments.

Salomon Brothers Global Partners Income Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2006

Face Amount	Security(a)	Value
Media — 7.3% (continued)
$375,000	Radio One Inc., Senior Subordinated Notes, Series B, 8.875% due 7/1/11	$393,750
	Rainbow National Services LLC:
760,000	Senior Notes, 8.750% due 9/1/12 (b)	809,400
100,000	Senior Subordinated Debentures, 10.375% due 9/1/14 (b)	112,250
	Rogers Cable Inc.:
170,000	Secured Notes, 5.500% due 3/15/14	154,700
150,000	Senior Secured Notes, 6.250% due 6/15/13	143,625
140,000	Senior Secured Second Priority Notes, 6.750% due 3/15/15	137,025
820,000	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	843,575
650,000	Vertis Inc., Senior Secured Second Lien Notes, 9.750% due 4/1/09	666,250
125,000	Videotron Ltee, Senior Notes, 6.375% due 12/15/15	118,125
	XM Satellite Radio Inc., Senior Notes:
150,000	9.649% due 5/1/13 (b)(e)	141,750
275,000	9.750% due 5/1/14 (b)	257,125
585,000	Yell Finance BV, Senior Notes, 10.750% due 8/1/11	620,919
	Total Media	19,079,075
Metals & Mining — 0.9%
550,000	Aleris International Inc., Senior Secured Notes, 10.375% due 10/15/10	603,625
50,000	Chaparral Steel Co., Senior Notes, 10.000% due 7/15/13	55,875
600,000	Corporacion Nacional del Cobre-Codelco, Notes, 5.500% due 10/15/13 (b)	580,491
300,000	IPSCO Inc., Senior Notes, 8.750% due 6/1/13	324,750
340,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15 (b)	380,800
65,000	RathGibson Inc., Senior Notes, 11.250% due 2/15/14 (b)	70,038
450,000	Vale Overseas Ltd., Notes, 6.250% due 1/11/16	434,250
	Total Metals & Mining	2,449,829
Multiline Retail — 0.4%
350,000	Harry & David Operations, Senior Notes, 9.000% due 3/1/13	323,750
485,000	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15 (b)	512,888
225,000	Saks Inc., Notes, 9.875% due 10/1/11	247,500
	Total Multiline Retail	1,084,138
Office Electronics — 0.3%
700,000	Xerox Capital Trust I Exchange Capital Securities, 8.000% due 2/1/27	718,375
Oil, Gas & Consumable Fuels — 5.6%
410,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	421,275
	Chesapeake Energy Corp., Senior Notes:
1,450,000	6.625% due 1/15/16	1,395,625
50,000	6.875% due 11/15/20 (b)	48,000
812,000	Cimarex Energy Co., Senior Notes, 9.600% due 3/15/12	863,765
	El Paso Corp.:
	Medium-Term Notes:
675,000	7.800% due 8/1/31	662,344
875,000	7.750% due 1/15/32	861,875
825,000	Notes, 7.875% due 6/15/12	853,875
420,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	411,600
450,000	Hanover Equipment Trust, Secured Notes, 8.750% due 9/1/11	470,250
375,000	Inergy LP/Inergy Finance Corp., Senior Notes, 8.250% due 3/1/16	386,250
700,000	Kerr-McGee Corp., Secured Notes, 6.875% due 9/15/11	724,975
260,000	Mariner Energy Inc., Senior Notes, 7.500% due 4/15/13 (b)	252,850
300,000	Parker Drilling Co., Senior Notes, 9.625% due 10/1/13	330,750
1,200,000	Pemex Project Funding Master Trust, 6.125% due 8/15/08	1,203,000
1,500,000	Petronas Capital Ltd., Notes, 7.875% due 5/22/22 (b)	1,734,910

See Notes to Schedule of Investments.

Salomon Brothers Global Partners Income Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2006

Face Amount	Security(a)	Value
Oil, Gas & Consumable Fuels — 5.6% (continued)
$1,010,000	Petrozuata Finance Inc., 8.220% due 4/1/17	$954,450
450,000	Quicksilver Resources Inc., Senior Subordinated Notes, 7.125% due 4/1/16	432,000
30,000	SESI LLC, Senior Notes, 6.875% due 6/1/14 (b)	29,550
200,000	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	213,000
725,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	703,250
	Williams Cos. Inc.:
	Notes:
1,250,000	7.875% due 9/1/21	1,303,125
200,000	8.750% due 3/15/32	225,000
300,000	Senior Notes, 7.625% due 7/15/19	311,250
	Total Oil, Gas & Consumable Fuels	14,792,969
Paper & Forest Products — 1.1%
	Abitibi-Consolidated Inc.:
560,000	Debentures, 8.850% due 8/1/30	488,600
125,000	Notes, 7.750% due 6/15/11	118,438
735,000	Appleton Papers Inc., Senior Subordinated Notes, Series B, 9.750% due 6/15/14	749,700
300,000	Bowater Inc., Debentures, 9.500% due 10/15/12	307,500
115,000	Domtar Inc., Notes, 5.375% due 12/1/13	93,725
55,000	Georgia-Pacific Corp., Debentures, 9.500% due 12/1/11	59,125
	NewPage Corp., Senior Secured Notes:
300,000	10.000% due 5/1/12	318,750
115,000	11.399% due 5/1/12 (e)	125,637
140,000	P.H. Glatfelter, Senior Notes, 7.125% due 5/1/16 (b)	140,000
600,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	558,000
	Total Paper & Forest Products	2,959,475
Personal Products — 0.4%
400,000	DEL Laboratories Inc., Senior Secured Notes, 10.149% due 11/1/11 (b)(e)	412,000
	Playtex Products Inc.:
150,000	Senior Secured Notes, 8.000% due 3/1/11	157,875
445,000	Senior Subordinated Notes, 9.375% due 6/1/11	466,138
	Total Personal Products	1,036,013
Pharmaceuticals — 0.9%
720,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	707,400
775,000	Valeant Pharmaceuticals International, Senior Notes, 7.000% due 12/15/11	749,813
840,000	WH Holdings Ltd./WH Capital Corp., Senior Notes, 9.500% due 4/1/11	915,600
	Total Pharmaceuticals	2,372,813
Real Estate Investment Trusts (REITs) — 1.2%
290,000	Felcor Lodging LP, Senior Notes, 8.500% due 6/1/11	311,750
	Host Marriott LP, Senior Notes:
525,000	7.125% due 11/1/13	530,250
125,000	6.750% due 6/1/16 (b)	122,031
125,000	Series I, 9.500% due 1/15/07	127,969
1,025,000	Series O, 6.375% due 3/15/15	981,437
275,000	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12 (b)	265,375
600,000	Omega Healthcare Investors Inc., Senior Notes, 7.000% due 4/1/14	581,250
115,000	Ventas Realty LP/Ventas Capital Corp., Senior Notes, 6.500% due 6/1/16	111,838
	Total Real Estate Investment Trusts (REITs)	3,031,900
Road & Rail — 0.4%
	Avis Budget Car Rental LLC/Avis Budget Finance Inc., Senior Notes:
330,000	7.576% due 5/15/14 (b)(e)	336,600
30,000	7.750% due 5/15/16 (b)	30,300

See Notes to Schedule of Investments.

Salomon Brothers Global Partners Income Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2006

Face Amount	Security(a)	Value
Road & Rail — 0.4% (continued)
	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes:
$100,000	10.250% due 6/15/07	$104,000
450,000	9.375% due 5/1/12	481,500
30,000	12.500% due 6/15/12	33,300
	Total Road & Rail	985,700
Semiconductors & Semiconductor Equipment — 0.3%
300,000	Amkor Technology Inc., Senior Subordinated Notes, 10.500% due 5/1/09	306,750
580,000	MagnaChip Semiconductor, Senior Subordinated Notes, 8.000% due 12/15/14	507,500
	Total Semiconductors & Semiconductor Equipment	814,250
Software — 0.1%
335,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16 (b)	330,813
Specialty Retail — 1.2%
	AutoNation Inc., Senior Notes:
125,000	7.045% due 4/15/13 (b)(e)	126,875
155,000	7.000% due 4/15/14 (b)	155,000
	Blockbuster Inc., Senior Subordinated Notes:
145,000	9.000% due 9/1/12	136,300
170,000	10.000% due 9/1/12 (b)	159,800
115,000	Brookstone Co. Inc., Senior Notes, 12.000% due 10/15/12 (b)	103,500
575,000	Buffets Inc., Senior Subordinated Notes, 11.250% due 7/15/10	598,000
110,000	EPL Finance Corp., Senior Notes, 11.750% due 11/15/13 (b)	129,250
230,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	267,950
450,000	Hines Nurseries Inc., Senior Notes, 10.250% due 10/1/11	434,250
326,000	Jafra Cosmetics International Inc., Senior Subordinated Notes, 10.750% due 5/15/11	354,118
375,000	PETCO Animal Supplies Inc., Senior Subordinated Notes, 10.750% due 11/1/11	398,906
385,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	365,750
	Total Specialty Retail	3,229,699
Textiles, Apparel & Luxury Goods — 0.7%
	Levi Strauss & Co., Senior Notes:
155,000	12.250% due 12/15/12	175,150
825,000	9.750% due 1/15/15	855,937
325,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	334,750
120,000	Russell Corp., Senior Notes, 9.250% due 5/1/10	125,400
425,000	Simmons Co., Senior Discount Notes, step bond to yield 9.995% due 12/15/14	300,688
	Total Textiles, Apparel & Luxury Goods	1,791,925
Wireless Telecommunication Services — 1.4%
200,000	American Tower Corp., Senior Notes, 7.500% due 5/1/12	205,000
350,000	Centennial Communications Corp., Senior Notes, 10.740% due 1/1/13 (e)	366,625
50,000	Dobson Cellular Systems Inc., First Priority Senior Secured Notes, 8.375% due 11/1/11	52,188
2,060,000	Nextel Communications Inc., Senior Notes, Series D, 7.375% due 8/1/15	2,124,808
190,000	Rogers Wireless Communications Inc., Senior Subordinated Notes, 8.000% due 12/15/12	196,412
265,000	U.S. Unwired Inc., Second Priority Secured Notes, Series B, 10.000% due 6/15/12	297,131

See Notes to Schedule of Investments.

Salomon Brothers Global Partners Income Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2006

Face Amount	Security(a)	Value
Wireless Telecommunication Services — 1.4% (continued)
$500,000	UbiquiTel Operating Co., Senior Notes, 9.875% due 3/1/11	$548,750
	Total Wireless Telecommunication Services	3,790,914
	TOTAL CORPORATE BONDS & NOTES (Cost — $151,334,731)	148,270,775
ASSET-BACKED SECURITY — 0.0%
Diversified Financial Services — 0.0%
987,700	Airplanes Pass-Through Trust, Subordinated Notes, Series D, 10.875% due 3/15/19 (c)(d)(f) (Cost — $986,979)	0
CONVERTIBLE BONDS & NOTES — 0.2%
Semiconductors & Semiconductor Equipment — 0.1%
105,000	Amkor Technology Inc., 2.500% due 5/15/11	98,437
Wireless Telecommunication Services — 0.1%
325,000	American Tower Corp., Notes, 5.000% due 2/15/10	324,594
	TOTAL CONVERTIBLE BONDS & NOTES (Cost — $283,323)	423,031
SOVEREIGN BONDS — 38.1%
Argentina — 1.9%
	Republic of Argentina:
2,909,375	4.889% due 8/3/12 (e)	2,685,505
5,670,000	GDP Linked Securities, 0.000% due 12/15/35 (d)(e)	518,805
5,050,000	Par Bonds, 1.330% due 12/31/38	1,761,188
	Total Argentina	4,965,498
Brazil — 7.4%
	Federative Republic of Brazil:
4,530,000	11.000% due 8/17/40	5,520,938
	Collective Action Securities:
11,184,000	8.000% due 1/15/15	11,664,912
2,185,000	8.750% due 2/4/25	2,340,681
	Total Brazil	19,526,531
Chile — 0.7%
1,850,000	Republic of Chile, 5.500% due 1/15/13	1,817,514
Colombia — 1.6%
	Republic of Colombia:
1,775,000	10.000% due 1/23/12	2,041,250
525,000	10.750% due 1/15/13	630,525
1,000,000	11.750% due 2/25/20	1,360,000
130,000	10.375% due 1/28/33	170,300
	Total Colombia	4,202,075
Ecuador — 0.7%
1,785,000	Republic of Ecuador, 9.000% due 8/15/30 (b)	1,755,994
El Salvador — 0.8%
	Republic of El Salvador:
1,555,000	7.750% due 1/24/23 (b)	1,656,075
330,000	8.250% due 4/10/32 (b)	350,625
	Total El Salvador	2,006,700
Indonesia — 0.2%
500,000	Republic of Indonesia, 8.500% due 10/12/35 (b)	542,800

See Notes to Schedule of Investments.

Salomon Brothers Global Partners Income Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2006

Face Amount	Security(a)	Value
Malaysia — 0.6%
$625,000	Federation of Malaysia, 8.750% due 6/1/09	$676,493
1,092,000	Penerbangan Malaysia Berhad, 5.625% due 3/15/16	1,060,037
	Total Malaysia	1,736,530
Mexico — 7.4%
	United Mexican States:
800,000	11.375% due 9/15/16	1,090,000
	Medium-Term Notes:
8,330,000	5.625% due 1/15/17	7,757,312
1,795,000	8.300% due 8/15/31	2,048,095
	Series A:
1,050,000	6.375% due 1/16/13	1,054,200
1,972,000	5.875% due 1/15/14	1,916,784
3,783,000	6.625% due 3/3/15	3,832,179
1,355,000	8.000% due 9/24/22	1,510,825
245,000	7.500% due 4/8/33	257,434
	Total Mexico	19,466,829
Panama — 1.7%
	Republic of Panama:
300,000	9.625% due 2/8/11	339,000
3,025,000	7.250% due 3/15/15	3,134,656
243,000	9.375% due 4/1/29	296,764
781,000	6.700% due 1/26/36	742,926
	Total Panama	4,513,346
Peru — 2.5%
	Republic of Peru:
375,000	9.875% due 2/6/15	441,938
782,000	8.750% due 11/21/33	869,975
2,386,200	FLIRB, 5.000% due 3/7/17 (e)	2,290,752
	Global Bonds:
285,000	8.375% due 5/3/16	309,225
132,000	7.350% due 7/21/25	128,964
	PDI:
2,148,800	5.000% due 3/7/17 (e)	2,073,592
368,930	5.000% due 3/7/17 (b)(e)	356,017
	Total Peru	6,470,463
Philippines — 0.7%
	Republic of the Philippines:
850,000	10.625% due 3/16/25	1,066,750
595,000	9.500% due 2/2/30	687,041
	Total Philippines	1,753,791
Russia — 5.4%
	Russian Federation:
1,455,000	11.000% due 7/24/18 (b)	2,027,906
540,000	12.750% due 6/24/28 (b)	921,375
10,650,540	5.000% due 3/31/30 (b)	11,369,452
	Total Russia	14,318,733
South Africa — 0.7%
1,775,000	Republic of South Africa, 6.500% due 6/2/14	1,819,375
Turkey — 2.9%
	Republic of Turkey:

See Notes to Schedule of Investments.

Salomon Brothers Global Partners Income Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2006

Face Amount	Security(a)	Value
Turkey — 2.9% (continued)
$350,000	11.750% due 6/15/10	$409,063
1,525,000	11.500% due 1/23/12	1,837,625
900,000	7.250% due 3/15/15	894,375
1,979,000	7.000% due 6/5/20	1,904,787
1,065,000	11.875% due 1/15/30	1,517,625
592,000	8.000% due 2/14/34	589,780
500,000	Collective Action Securities, Notes, 7.375% due 2/5/25	482,500
	Total Turkey	7,635,755
Ukraine — 0.4%
940,000	Republic of Ukraine, 7.650% due 6/11/13 (b)	954,100
Uruguay — 0.5%
1,350,000	Republic of Uruguay, Benchmark Bonds, 7.250% due 2/15/11	1,358,437
Venezuela — 2.0%
	Bolivarian Republic of Venezuela:
3,575,000	8.500% due 10/8/14	3,865,469
725,000	7.650% due 4/21/25	734,969
675,000	Collective Action Securities, Notes, 10.750% due 9/19/13	815,062
	Total Venezuela	5,415,500
	TOTAL SOVEREIGN BONDS (Cost — $98,279,795)	100,259,971
U.S. GOVERNMENT & AGENCY OBLIGATION — 0.8%
U.S. Government Obligations — 0.8%
2,090,000	U.S. Treasury Notes, 4.500% due 2/15/16 (Cost — $2,010,550)	1,989,828

Shares
COMMON STOCKS — 0.2%
CONSUMER DISCRETIONARY — 0.2%
Household Durables — 0.2%
1,349,235	Home Interiors of Gifts Inc. (c)(f)*	364,294
10,194	Mattress Discounters Corp. (c)(f)*	0
	TOTAL CONSUMER DISCRETIONARY	364,294
CONSUMER STAPLES — 0.0%
Food Products — 0.0%
688	Imperial Sugar Co. *	16,003
INDUSTRIALS — 0.0%
Machinery — 0.0%
5	Glasstech Inc. (c)(f)*	0
INFORMATION TECHNOLOGY — 0.0%
Computers & Peripherals — 0.0%
12,166	Axiohm Transaction Solutions Inc. (c)(f)*	0
MATERIALS — 0.0%
Chemicals — 0.0%
12,121	Applied Extrusion Technologies Inc., Class A Shares *	87,877
	TOTAL COMMON STOCKS (Cost — $1,577,994)	468,174

See Notes to Schedule of Investments.

Salomon Brothers Global Partners Income Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2006

Shares	Security(a)	Value
PREFERRED STOCK(f) — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Textiles, Apparel & Luxury Goods — 0.0%
12	Anvil Holdings Inc., Class B, 13.000%	$63
FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
4,091	TCR Holdings Corp., Class B Shares, 0.000% (c)*	4
2,250	TCR Holdings Corp., Class C Shares, 0.000% (c)*	2
5,932	TCR Holdings Corp., Class D Shares, 0.000% (c)*	6
12,271	TCR Holdings Corp., Class E Shares, 0.000% (c)*	13
	TOTAL FINANCIALS	25
INDUSTRIALS — 0.0%
Machinery — 0.0%
5	Glasstech Inc., 0.000% (c)*	0
	TOTAL PREFERRED STOCK (Cost — $1,471)	88
ESCROWED SHARES(f) — 0.0%
1,750,000	Breed Technologies Inc. (c)*	0
625,000	Pillowtex Corp. *	0
397,208	Vlasic Foods International Inc. (c)*	7,944
	TOTAL ESCROWED SHARES (Cost — $0)	7,944

Warrants
WARRANTS — 0.1%
9,125	Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20*	319,375
1,837,246	ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the liquidation of ContiFinancial Corp. and its affiliates)(c)(f)*	6
1,000	Mattress Discounters Co., Expires 7/15/07(b)(c)(f)*	0
4,202	Pillowtex Corp., Expires 11/24/09(c)(f)*	21
750	UbiquiTel Inc., Expires 4/15/10(b)(c)(f)*	7
	TOTAL WARRANTS (Cost — $44,998)	319,409
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $254,519,841)	251,739,220

Face Amount
SHORT-TERM INVESTMENT — 4.2%
Repurchase Agreement — 4.2%
$11,045,000	Merrill Lynch, Pierce, Fenner & Smith Inc. repurchase agreement dated 5/31/06, 5.020% due 6/1/06; Proceeds at maturity - $11,046,540; (Fully collateralized by U.S. Treasury Note, 4.875% due 4/30/11; Market value - $11,266,878) (Cost — $11,045,000)	11,045,000
	TOTAL INVESTMENTS — 100.0% (Cost — $265,564,841#)	$262,784,220

*	Non-income producing security.
(a)	All securities are segregated as collateral pursuant to an outstanding loan agreement and/or reverse repurchase agreements.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Illiquid security.
(d)	Security is currently in default.

See Notes to Schedule of Investments.

Salomon Brothers Global Partners Income Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2006

(e)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2006.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
FLIRB - Front-Loaded Interest Reduction Bonds
GDP - Gross Domestic Product
PDI - Past Due Interest

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Global Partners Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”).

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements in which the Fund sells portfolio securities and agrees to repurchase them from the buyer at a specified date and price. Whenever the Fund enters into a reverse repurchase agreement, the Fund’s custodian delivers liquid assets to the counterparty in an amount at least equal to the repurchase price (including accrued interest). The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings, which may create leverage risk to the Fund.

(d) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At May 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,513,103
Gross unrealized depreciation	(11,293,724)
Net unrealized depreciation	$(2,780,621)

At May 31, 2006, the Fund had the following reverse repurchase agreements outstanding:

Face Amount	Security	Value
$904,188	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 12/16/05 bearing 2.550% to be repurchased at $927,565 on 12/16/06, collateralized by: $575,000 Republic of Turkey, 11.875% due 1/15/30; Market value (including accrued interest) - $845,216	$904,188
11,025,000	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 12/16/05 bearing 4.150% to be repurchased at $11,488,892 on 12/16/06, collateralized by: $10,000,000 Federative Republic of Brazil, Collective Action Securities, 8.000% due 1/15/15; Market Value (including accrued interest) - $10,732,762	11,025,000

	Total Reverse Repurchase Agreements (Cost — $11,929,188)	$11,929,188

3. Loan

At May 31, 2006, the Fund had a $81,000,000 loan available pursuant to a revolving credit and security agreement, of which the Fund had $59,124,414 outstanding with CHARTA, LLC (as successor by assignment to CXC, LLC) (the “Lender”), an affiliate of Citigroup, a commercial paper conduit issuer for which Citicorp North America, Inc., acts as administrative agent. The loan generally bears interest at a variable rate based on the weighted average interest rates of the commercial paper or LIBOR, plus any applicable margin.  Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowing outstanding and any additional expenses.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in
Rule30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Global Partners Income Fund Inc.

By	/s/ R. Jay Gerken

R. Jay Gerken

Chief Executive Officer

Date	July 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	July 28,2006

By	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date	July 28,2006